Related party disclosure (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Summary of Detailed Information About Related Party Relationship	i) Entities owned or significantly influenced by key management personnel or their relatives ReNew Foundation ii) Entities under joint control (refer Note 51) Fluence India ReNew JV Private Limited
Disclosure Of Information About Terms and Conditions of Transactions With Related Parties
iii)
Terms and conditions of transactions with related parties

Outstanding balances at the year-end are unsecured and interest free (other than interest carrying loan balances) and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the years ended March 31, 2026, 2025 and 2024, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken on a forward-looking basis at each reporting period end through examining the historical information and financial position of the related party that is adjusted to reflect current conditions of market in which the related party operates.

Summary of Remuneration to Key Managerial Personnel and Their Relatives
iv)
Remuneration to Key Management Personnel and their relatives

	For the year ended March 31,
Remuneration to Key Management Personnel	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Short-term benefits	626	905	403	4
Share based payments*	1,753	1,576	1,210	13
Post-employment benefits	1	6	0	0
	2,380	2,487	1,613	17
Sitting fee and commission to non-executive directors**	83	76	49	1

*During the year ended March 31, 2026, the Company granted 6,511,399 stock options to key management personnel under the 2021 Incentive Award Plan, 2025 ESOP Plan and ESPP Plan (March 31, 2025: 4,266,892 options; March 31, 2024: 12,287,354 options) (refer Note 39)

Key Management Personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any director (whether executive or otherwise).

**Additionally the Group has granted 135,372 stock options to non executive directors under the 2021 Incentive Award Plan (March 31, 2025: 164,622 options; March 31, 2024: 167,430 options).

	For the year ended March 31,
Other related party	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Remuneration to relatives of KMP#*	66	284	89	1

#relative of the Director and Chief Executive Officer of the Company

* including share based payments amounting to INR 27 (March 31, 2025 INR 229; 2024: INR Nil) & ESPP amounting to INR 11 ((March 31, 2025 INR Nil; 2024: INR Nil)

Disclosure of Detailed Information About Transactions and Balances with Entities Under Joint Control Explanatory
v)
Details of transactions and balances with entities under joint control

	Fluence India ReNew JV Private Limited
Transactions during the year ended March 31,	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Purchase of capital goods	2,060	71	66	1

	Fluence India ReNew JV Private Limited
Balance as at March 31,	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Capital creditors	247	168	—	—

Disclosure of Detailed Information About Transactions and Balances With Other Related Parties
vi)
Transactions with other related parties

	ReNew Foundation
Transactions during the year ended March 31,	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Contribution for activities related to corporate social responsibility	33	74	16	0

	KMP and their relatives
Transactions during the year ended March 31,	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Put options exercised during the year (refer Note 20)	1,000	—	—	—

	KMP and their relatives
Transactions during the year ended March 31,	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Retention bonus given	570	495	—	—